Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current
Advances to suppliers	$ 4,511	$ 3,316
Income tax credits	8,390	4,639
Non-income tax credits	39,995	26,240
Judicial deposits	2,180	1,816
Other receivables	1,892	2,499
Non-current portion	56,968	38,510
Current
Trade receivables	105,382	86,531
Prepaid expenses	19,928	18,038
Advance to suppliers	46,470	35,996
Income tax credits	8,237	5,680
Non-income tax credits	62,236	53,522
Receivable from disposal of subsidiary	0	2,900
Receivables from related parties (Note 28)	16,773	0
Advance payments for acquisition of joint venture	120,000	0
Other receivables	10,059	10,689
Subtotal	283,703	126,825
Current portion	389,085	213,356
Total trade and other receivables, net	446,053	251,866
Reclassified from property, plant and equipment	224	307
Profertil S.A.
Current
Advance payments for acquisition of joint venture	96,000
Gross
Current
Trade receivables	106,771	87,645
Accumulated impairment
Current
Trade receivables	$ (1,389)	$ (1,114)